THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 41.6%
	COMMODITY - 1.3%
1,732	SPDR Gold Shares(a),(b)			$ 745,262

	FIXED INCOME- 40.3%
113,330	iShares 0-3 Month Treasury Bond ETF			11,407,798
124,480	SPDR Bloomberg 1-3 Month T-Bill ETF			11,407,347
				22,815,145

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,511,809)			23,560,407

	SHORT-TERM INVESTMENTS — 48.9%
	MONEY MARKET FUNDS - 48.9%
6,602,644	DWS Government Money Market Series, Institutional Class, 3.58%(c)			6,602,644
6,602,645	Fidelity Government Portfolio, Class I, 3.52%(c)			6,602,645
6,602,645	First American Government Obligations Fund, Class Z, 3.53%(c)			6,602,645
1,342,089	First American Government Obligations Fund, Class Z, 3.53%(b),(c)			1,342,089
6,602,645	Invesco Treasury Portfolio, Institutional Class, 3.54%(c)			6,602,645
	TOTAL MONEY MARKET FUNDS (Cost $27,752,668)			27,752,668

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,752,668)			27,752,668

	TOTAL INVESTMENTS - 90.5% (Cost $51,264,477)			$ 51,313,075
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.5%			5,391,742
	NET ASSETS - 100.0%			$ 56,704,817

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
120	COMEX Gold 100 Troy Ounces Futures(b)	06/29/2026	$ 56,562,000	$ 3,521,410
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2026.